U.S. Government Securities Fund (Prospectus Summary) | U.S. Government Securities Fund
U.S. Government Securities Fund(SM)
Investment objective
The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 57 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees U.S. Government Securities Fund (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none	3.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Government Securities Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	1.00%	0.99%	0.49%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.14%	0.14%	0.19%	0.15%	0.15%	0.24%	0.25%	0.26%	0.25%	0.25%	0.18%	0.43%	0.25%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.61%	1.37%	1.42%	0.63%	0.38%	0.69%	1.48%	1.48%	0.97%	0.48%	1.41%	1.41%	0.98%	0.64%	0.34%	0.29%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example U.S. Government Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	435	563	703	1,109
Class B	639	834	950	1,438
Class C	245	449	776	1,702
Class F-1	64	202	351	786
Class F-2	39	122	213	480
Class 529-A	463	627	803	1,307
Class 529-B	670	907	1,065	1,656
Class 529-C	270	507	865	1,868
Class 529-E	119	348	594	1,293
Class 529-F-1	69	194	328	710
Class R-1	144	446	771	1,691
Class R-2	144	446	771	1,691
Class R-3	100	312	542	1,201
Class R-4	65	205	357	798
Class R-5	35	109	191	431
Class R-6	30	93	163	368

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption U.S. Government Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	139	434	750	1,438
Class C	145	449	776	1,702
Class 529-B	170	507	865	1,656
Class 529-C	170	507	865	1,868

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 212% of the average value of its portfolio.

Principal investment strategies
Normally, the fund's assets will be invested primarily in securities that are guaranteed or sponsored by the U.S. government, including bonds and other debt securities. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government - Securities backed by the

U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.

Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.

government.

Investing in mortgage-related securities - Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the Barclays Capital U.S.

Government/Mortgage-Backed Securities Index to replace the Citigroup

Treasury/Government Sponsored/Mortgage Index as its broad-based securiites market index. The fund's investment adviser believes that the Barclays Capital

U.S. Government/Mortgage-Backed Securities Index better reflects the market sectors and securities in which the fund primarily invests than the Citigroup

Treasury/Government Sponsored/Mortgage Index. Lipper General U.S. Government

Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective. The

Consumer Price Index provides a comparison of the fund's results to inflation.

Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   5.34% (quarter ended December 31, 2008)

Lowest  -2.00% (quarter ended June 30, 2004)

The fund’s total return for the nine months ended September 30, 2011,

was 6.98%.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns U.S. Government Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	1.76%	4.25%	4.36%	6.35%	Oct. 17, 1985
Class A After Taxes on Distributions	Share class A - After taxes on distributions	0.07%	2.78%	2.90%		Oct. 17, 1985
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	1.50%	2.79%	2.86%		Oct. 17, 1985
Class B	Share class B (before taxes)	(0.08%)	3.96%	4.17%	4.81%	Mar. 15, 2000
Class C	Share class C (before taxes)	3.85%	4.25%		3.78%	Mar. 15, 2001
Class F-1	Share class F-1 (before taxes)	5.66%	5.09%		4.59%	Mar. 15, 2001
Class F-2	Share class F-2 (before taxes)	5.94%			6.19%	Aug. 07, 2008
Class 529-A	Share class 529-A (before taxes)	1.69%	4.20%		4.00%	Feb. 20, 2002
Class 529-B	Share class 529-B (before taxes)	(0.20%)	3.83%		3.66%	Feb. 20, 2002
Class 529-C	Share class 529-C (before taxes)	3.78%	4.18%		3.59%	Feb. 19, 2002
Class 529-E	Share class 529-E (before taxes)	5.32%	4.71%		4.26%	Mar. 07, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	5.84%	5.23%		4.16%	Oct. 11, 2002
Class R-1	Share class R-1 (before taxes)	4.84%	4.23%		3.65%	Jun. 13, 2002
Class R-2	Share class R-2 (before taxes)	4.85%	4.27%		3.72%	May 31, 2002
Class R-3	Share class R-3 (before taxes)	5.29%	4.70%		4.14%	Jun. 06, 2002
Class R-4	Share class R-4 (before taxes)	5.65%	5.06%		4.53%	May 28, 2002
Class R-5	Share class R-5 (before taxes)	5.97%	5.38%		4.91%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	6.02%			4.71%	May 01, 2009
Barclays Capital U.S. Government/Mortgage-Backed Securities Index	Barclays Capital U.S. Government/Mortgage-Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.41%	5.88%	5.64%	7.52%	Oct. 17, 1985
Citigroup Treasury/Govt. Sponsored/Mortgage Index	Citigroup Treasury/Govt. Sponsored/Mortgage Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.59%	5.93%	5.69%	7.55%	Oct. 17, 1985
Lipper General U.S. Government Funds Average	Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or taxes)	5.92%	4.68%	4.66%	6.36%	Oct. 17, 1985
Consumer Price Index	Consumer Price Index	1.50%	2.18%	2.34%	2.82%	Oct. 17, 1985

Class A annualized 30-day yield at August 31, 2011: 1.66%

(For current yield information, please call American FundsLine®

at 800/325-3590.)